Intangible Assets, Net	6 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

5. Intangible Assets, Net

As of September 30, 2025 and March 31, 2025, intangible assets consisted of the following:

	September 30,	March 31,
	2025	2025
	(unaudited)
Patents	¥2,189	¥2,101
Trademarks	422	773
Software – work-in-progress	10,266	4,691
Total intangible assets	12,877	7,565
Less: Accumulated amortization	(572)	(461)
Total intangible assets, net	¥12,305	¥7,104

The Company recognized amortization expenses on intangible assets of JPY111 and JPY119 during the six months ended September 30, 2025 and 2024, respectively. The Company records amortization expenses in selling, general and administrative expenses in the Statements of Operations.